Leases (Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
2018	¥ 7,686
2019	6,765
2020	6,039
2021	5,095
2022	2,857
Later fiscal years	5,098
Total minimum lease payments	33,540
Less - Amount representing interest	2,310
Present value of net minimum lease payments	31,230
Less - Current obligations	7,344
Long-term capital lease obligations	23,886
Present value of net minimum lease payments	¥ 31,230